PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 147,617
Balance, end of period	153,019	$ 147,617
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	137,595
Balance, end of period	139,806	137,595
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	37,939
Balance, end of period	42,879	37,939
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(27,917)
Balance, end of period	(29,666)	(27,917)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	48,546
Balance, end of period	52,625	48,546
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	51,635	39,440
Additions, net of disposals and assets reclassified as held for sale	2,737	2,478
Acquisitions through business combinations	4,141	8,964
Foreign currency translation	(1,953)	753
Balance, end of period	56,560	51,635
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	4,137	3,251
Dispositions and assets reclassified as held for sale	4	0
Fair value changes	1,413	785
Foreign currency translation	(127)	101
Balance, end of period	5,419	4,137
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(7,226)	(5,398)
Depreciation expenses	(2,820)	(1,969)
Dispositions and assets reclassified as held for sale	(341)	(274)
Foreign currency translation	351	(133)
Balance, end of period	(9,354)	(7,226)
Utilities [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,336
Balance, end of period	8,467	8,336
Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,278	7,292
Additions, net of disposals and assets reclassified as held for sale	572	547
Acquisitions through business combinations	0	118
Foreign currency translation	(270)	321
Balance, end of period	8,580	8,278
Utilities [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,894	1,624
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	120	143
Foreign currency translation	(57)	127
Balance, end of period	1,957	1,894
Utilities [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,836)	(1,456)
Depreciation expenses	(413)	(392)
Dispositions and assets reclassified as held for sale	(109)	(72)
Foreign currency translation	70	(60)
Balance, end of period	(2,070)	(1,836)
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	17,671
Balance, end of period	17,459	17,671
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	18,866	9,285
Additions, net of disposals and assets reclassified as held for sale	867	606
Acquisitions through business combinations	0	8,811
Foreign currency translation	(330)	164
Balance, end of period	19,403	18,866
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,410	1,104
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	92	330
Foreign currency translation	(69)	(24)
Balance, end of period	1,433	1,410
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(2,605)	(2,040)
Depreciation expenses	(1,003)	(601)
Dispositions and assets reclassified as held for sale	(103)	(82)
Foreign currency translation	128	(46)
Balance, end of period	(3,377)	(2,605)
Midstream [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,700
Balance, end of period	14,833	14,700
Midstream [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	15,405	14,679
Additions, net of disposals and assets reclassified as held for sale	480	407
Acquisitions through business combinations	0	0
Foreign currency translation	(1,127)	319
Balance, end of period	14,758	15,405
Midstream [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	833	523
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	1,189	312
Foreign currency translation	(1)	(2)
Balance, end of period	2,021	833
Midstream [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,538)	(982)
Depreciation expenses	(629)	(557)
Dispositions and assets reclassified as held for sale	(101)	(30)
Foreign currency translation	120	(29)
Balance, end of period	(1,946)	(1,538)
Data and Other [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	7,839
Balance, end of period	11,866	7,839
Data and Other [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	9,086	8,184
Additions, net of disposals and assets reclassified as held for sale	818	918
Acquisitions through business combinations	4,141	35
Foreign currency translation	(226)	(51)
Balance, end of period	13,819	9,086
Data and Other [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Dispositions and assets reclassified as held for sale	(12)	0
Fair value changes	(4)	0
Foreign currency translation	0	0
Balance, end of period	8	0
Data and Other [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,247)	(920)
Depreciation expenses	(775)	(419)
Dispositions and assets reclassified as held for sale	(28)	(90)
Foreign currency translation	33	2
Balance, end of period	$ (1,961)	$ (1,247)